Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

The condensed consolidated financial statements are presented in United States Dollars, the reporting currency. The functional currency of the Company’s operations in Colombia is the Colombian Peso. The condensed consolidated financial statements of the Company’s foreign operations are prepared in the functional currency. The Statements of Operations and Comprehensive Income prepared in the functional currency are translated into the reporting currency using average exchange rates for the respective periods. Assets and liabilities on the condensed consolidated Balance Sheets are translated into the reporting currency using rates of exchange at the end of the period and the related translation adjustments are recorded as Cumulative Translation Adjustments, a component of Equity in the condensed consolidated Balance Sheet. Transaction and remeasurement gains or losses resulting from foreign currency transactions are recorded in the consolidated condensed Statement of Operations.

Foreign Currency Translation

The consolidated financial statements are presented in United States Dollars, the reporting currency. The functional currency of the Company’s operations in Colombia is the Colombian Peso (COP). The financial statements of the Company’s foreign operations are prepared in the functional currency. In accordance with Accounting Standards Codification (ASC) ASC 830-30 Translation of Financial Statements, the Statements of Income and Comprehensive Income prepared in the functional currency are translated using average exchange rates for the respective periods. Assets and liabilities on the Balance Sheets are translated into the reporting currency using rates of exchange at the end of the period and the related translation adjustments are recorded as a separate component of Accumulated Other Comprehensive Income. Transaction and remeasurement gains or losses resulting from foreign currency transactions are recorded in the consolidated statement of operations.

Basis Of Presentation And Use Of Estimates [Policy Text Block]
Basis of Presentation and Use of Estimates

These unaudited condensed consolidated financial statements include the consolidated results of TGI and its wholly-owned subsidiaries TG and ES. Material intercompany accounts, transactions and profits are eliminated in consolidation. The accompanying unaudited condensed consolidated financial statements are prepared in accordance with the rules of the Securities and Exchange Commission (“SEC”) for interim reporting purposes. These financial statements include adjustments of a normal recurring nature considered necessary by management for a fair presentation of the Company's unaudited condensed consolidated financial position, results of operations and cash flows.

The results reported in these unaudited condensed consolidated financial statements are not necessarily indicative of results that may be expected for the entire year. These unaudited condensed consolidated financial statements should be read in conjunction with the information contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 (2013 Annual Report on Form 10-K). The disclosures included in these unaudited, condensed consolidated financial statements generally do not repeat those included in the annual financial statements.

The accompanying unaudited, condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC. The preparation of these unaudited, condensed consolidated financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities at the date of the Company’s financial statements. Actual results may differ from these estimates under different assumptions or conditions. Based on information known before these unaudited, condensed consolidated financial statements were available to be issued, there are no estimates included in these statements for which it is reasonably possible that the estimate will change in the near term up to one year from the date of these financial statements and the effect of the change will be material.

Estimates inherent in the preparation of these unaudited, condensed consolidated financial statements relate to the collectability of account receivables, the valuation of inventories, estimated earnings on uncompleted contracts, useful lives and potential impairment of long-lived assets, and valuation of warrants and other derivative financial instruments.

Basis of Presentation and Use of Estimates

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the United States Securities and Exchange Commission (SEC). The preparation of these financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities at the date of the Company’s financial statements. Actual results may differ from these estimates under different assumptions or conditions. Based on information known before these financial statements were available to be issued, there are no estimates included in these statements for which it is reasonably possible that the estimate will change in the near term up to one year from the date of these financial statements and the effect of the change will be material. Estimates included in these financial statements relate to the collectability of account receivable, the valuation of inventories, estimated earnings on uncompleted contracts, useful lives and potential impairment of long-lived assets and valuation of derivative financial instruments.

The accompanying financial statements present the consolidated results of Tecnoglass Inc. (“TGI”) and its wholly-owned subsidiaries Tecnoglass S. A. (“TG”) and Energía Solar ES Windows S.A (“ES”). All significant intercompany transactions and balances have been eliminated. Below is a summary of the total company sales including intercompany eliminations:

Energía Solar S.A. Sales	105,057
Tecnoglass S.A. Sales	117,678
Total Energía Solar S.A. and Tecnoglass S.A.	222,735
Less: Intercompany Sales Elimination	(39,441)
Consolidated Sales	183,294

The results of TGI, as the acquired company in the reverse merger, have been included for the period after the reverse merger on December 20, 2013 to the reporting date December 31, 2013.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company generates revenue from manufactured product sales of glass and aluminum products. Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the fees are fixed and determinable, and (iv) collectability of the sale is reasonably assured. All revenue is recognized net of discounts, returns and allowances. Evidence of an arrangement consists of a contract or purchase order approved by the customer.

Payments received from customers in advance of delivery are recorded as advances from customers at the time payment is received.

Product Sales

The Company recognizes revenue when goods are shipped, which is “FOB shipping point.” Delivery to the customer is deemed to have occurred when the customer takes title to the product. Generally, title passes to the customer upon shipment, but title transfer may occur when the customer receives the product based on the terms of the agreement with the customer.

The selling prices of all goods that the Company sells are fixed, and agreed to with the customer prior to shipment. Selling prices are generally based on established list prices. The Company does not customarily permit its customers to return any of its products for monetary refunds or credit against completed or future sales.

Contract Sales

Revenues from fixed price contracts are recognized using the percentage-of-completion method, measured by the percentage of costs incurred to date to total estimated costs for each contract. Revenues recognized in advance of amounts billable pursuant to contracts terms are recorded as unbilled receivables on uncompleted contracts based on work performed and costs to date. Unbilled receivables on uncompleted contracts are billable upon various events, including the attainment of performance milestones, delivery of product and/or services, or completion of the contract. Included within Other current assets is approximately $15 million and $12 million of unbilled receivables as of March 31, 2014 and December 31, 2013, respectively. Revisions to cost estimates as contracts progress have the effect of increasing or decreasing expected profits each period. Changes in contract estimates occur for a variety of reasons, including changes in contract scope, estimated revenue and cost estimates. Provisions for anticipated losses are recorded in the period in which they become determinable. No provisions have been recorded for losses on uncompleted contracts for the three month period ended March 31, 2014 and the year ended December 31, 2013.

Standard Form Sales

The Company recognizes revenue for standard form sales once the installation is complete. Standard form sales are customer sales comprising low value installations that are of short duration.

A standard form agreement is executed between the Company and its customer. Services are performed by the Company during the installation process. The price quote is determined by the Company, based on the requested installation, and approved by the customer before the Company proceeds with the installation. The customer’s credit worthiness and payment capacity is evaluated before the Company will proceed with the initial order process.

Revenue Recognition

The Company generates revenue from manufactured product sales. The Company manufactures both glass and aluminum products. Its glass products include tempered glass, laminated glass, thermo-acoustic glass, curved glass, silk-screened glass, acoustic glass and digital print glass. Aluminum profiles offered by the Company include mill finish, anodized, painted profiles, rods, tubes, bars and plates. The Company also generates revenues from sales and installations of windows and façades. Window production lines are defined depending on the different types of windows: normal, impact resistant, hurricane-proof, safety, soundproof and thermal. The Company produces fixed body, sliding windows, projecting windows, guillotine windows, sliding doors and swinging doors. The Company produces façade products which include: floating facades, automatic doors bathroom dividers and commercial display windows.

Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the fees are fixed and determinable, and (iv) collectability of the sale is reasonably assured. All revenue is recognized net of discounts, returns and allowances.

Revenues recognized in advance of amounts billable pursuant to contracts terms are recorded as unbilled receivables on uncompleted contracts in the accompanying consolidated balance sheet based on work performed and costs to date. Unbilled receivables on uncompleted contracts are billable upon various events, including the attainment of performance milestones, delivery of product and/or services, or completion of the contract.

Payments received from customers in advance of delivery are recorded as advances from customers at the time payment is received.

Product Sales

The Company requires that all of its product sales to be supported by evidence of a sale transaction that clearly indicates the selling price to the customer, shipping terms and payment terms. Evidence of an arrangement consists of a contract or purchase order approved by the customer.

The Company recognizes revenue when goods are shipped, which is “FOB shipping point.” Delivery to the customer is deemed to have occurred when the customer takes title to the product. Generally, title passes to the customer upon shipment, but could occur when the customer receives the product based on the terms of the agreement with the customer.

The selling prices of all goods that the Company sells are fixed, and agreed to with the customer, prior to shipment. Selling prices are generally based on established list prices. The Company does not customarily permit its customers to return any of its products for monetary refunds or credit against completed or future sales.

Contract Sales

Revenues from fixed price contracts are recognized using the percentage-of-completion method, measured by the percentage of costs incurred to date to total estimated costs for each contract. Such contracts provide that the customer accept completion of progress to date and compensate the Company for services rendered, which may be measured in terms of units installed, hours expended or some other measure of progress. Revisions to cost estimates as contracts progress have the effect of increasing or decreasing expected profits each period. Provisions for anticipated losses are recorded in the period in which they become determinable. No provisions have been recorded for losses on uncompleted contracts for the years ended December 31, 2013 and 2012.

Standard Form Sales

The Company recognizes revenue for standard form sales once the installation is complete. Standard form sales are customer sales comprising low value installations that are of short duration.

A standard form agreement is executed between the Company and its customer. Services are performed by the Company during the installation process. The price quote is determined by the Company, based on the requested installation, and approved by the customer before the Company proceeds with the installation. The customer’s credit worthiness and payment capacity is evaluated before the Company will proceed with the initial order process.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs

The Company classifies amounts billed to customers related to shipping and handling in sale transactions as product revenues. Shipping and handling costs incurred are recorded in cost of product revenues. For the years ended December 31, 2013 and 2012, the Company recorded revenue related to shipping and handling costs of $ 7.0 million and $5.9 million, respectively.

Sales Tax And Value Added Taxes [Policy Text Block]
Sales Tax and Value Added Taxes

The Company accounts for sales taxes and value added taxes imposed on its goods and services on a net basis – value added taxes paid for goods and services purchased is netted against value added tax collected from customers and the net amount is paid to the government. The current value added tax rate in Colombia for all of the Company’s products is 16%. A municipal industry and commerce tax (ICA) sales tax of 0.7% is payable on all of the Company’s products sold in the Colombian market.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

All liquid investments with an original maturity of three months or less when purchased are considered to be cash equivalents. Cash equivalents are stated at cost, which approximates market value. At December 31, 2013 the Company had no cash equivalents.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

Financial instruments which potentially subject the Company to credit risk consist primarily of cash and trade accounts receivable. The Company mitigates its cash risk by maintaining its cash deposits with major financial institutions in Colombia and the Cayman Islands. At times the balances held at financial institutions in Colombia may exceed the Colombia government insured limits of the Ministerio de Hacienda y Credito Publico. The Company has not experienced such losses in such accounts.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Trade Accounts Receivable

Trade accounts receivable are recorded net of allowances for cash discounts for prompt payment, doubtful accounts, and sales returns. Estimates for cash discounts and sales returns are based on contractual terms, historical trends and expectations regarding the utilization rates for these programs.

The Company’s policy is to reserve for uncollectible accounts based on its best estimate of the amount of probable credit losses in its existing accounts receivable. The Company periodically reviews its accounts receivable to determine whether an allowance for doubtful accounts is necessary based on an analysis of past due accounts and other factors that may indicate that the collectability of an account may be in doubt. Other factors that the Company considers include its existing contractual obligations, historical payment patterns of its customers and individual customer circumstances, and a review of the local economic environment and its potential impact on the collectability of accounts receivable. Account balances deemed to be uncollectible are charged to the allowance for doubtful accounts after all means of collection have been exhausted and the potential for recovery is considered remote. As of March 31, 2014 and Decmber 31, 2013, the reserve for doubtful accounts was $273 and $403, respectively.

As discussed below, the Company mitigates its risk to trade accounts receivable by performing on-going credit evaluations of its customers.

Trade Accounts Receivable

Trade accounts receivable are recorded net of allowances for cash discounts for prompt payment, doubtful accounts, and sales returns. Estimates for cash discounts and sales returns are based on contractual terms, historical trends and expectations regarding the utilization rates for these programs.

The Company’s policy is to reserve for uncollectible accounts based on its best estimate of the amount of probable credit losses in its existing accounts receivable. The Company periodically reviews its accounts receivable to determine whether an allowance for doubtful accounts is necessary based on an analysis of past due accounts and other factors that may indicate that the collectability of an account may be in doubt. Other factors that the Company considers include its existing contractual obligations, historical payment patterns of its customers and individual customer circumstances, and a review of the local economic environment and its potential impact on the collectability of accounts receivable. Account balances deemed to be uncollectible are charged to the allowance for doubtful accounts after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory, Policy [Policy Text Block]
Inventories

Inventories, which consist primarily of purchased and processed glass, aluminum, parts and supplies held for use in the ordinary course of business, are valued at the lower of cost or market. Cost is determined using a weighted-average method. Inventory consisting of certain job specific materials not yet installed are valued using the specific identification method.

Reserves for excess or slow-moving inventories are updated based on historical experience of a variety of factors including sales volume and levels of inventories at the end of the period. The Company’s reserve for excess or slow-moving inventories at March 31, 2014 and December 31, 2013 amounted to approximately $1,410 and $1,438, respectively.

Inventories

Inventories, which consist primarily of purchased and processed glass, aluminum, parts and supplies held for use in the ordinary course of business, are valued at the lower of cost or market. Cost is determined using a weighted-average method. Inventory consisting of certain job specific materials not yet installed are valued using the specific identification method.

Reserves for excess or slow-moving inventories are updated based on historical experience of a variety of factors including sales volume and levels of inventories at the end of the period. The Company’s reserve for excess or slow-moving inventories at December 31, 2013 and 2012 amounted to approximately $1,438 and $0, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Significant improvements and renewals that extend the useful life of the asset are capitalized. Repairs and maintenance are charged to expense as incurred. When property is retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any related gains or losses are included in income as a reduction to or increase in selling, general and administrative expenses. Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Significant improvements and renewals that extend the useful life of the asset are capitalized. Repairs and maintenance are charged to expense as incurred. When property is retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any related gains or losses are included in income as a reduction to or increase in selling, general and administrative expenses. Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long Lived Assets

The Company periodically reviews the carrying values of its long lived assets when events or changes in circumstances would indicate that it is more likely than not that their carrying values may exceed their realizable values, and record impairment charges when considered necessary.

When circumstances indicate that impairment may have occurred, the Company tests such assets for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of such assets and their eventual disposition to their carrying amounts. If the undiscounted future cash flows are less than the carrying amount of the asset, an impairment loss, measured as the excess of the carrying value of the asset over its estimated fair value, is recognized. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Common Stock Purchase Warrants and Derivative Financial Instruments [Policy Text Block]
Common Stock Purchase Warrants

The Company classifies as equity any warrants contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assesses classification of its common stock purchase warrants and other freestanding derivatives, if any, at each reporting date to determine whether a change in classification between assets and liabilities is required.

Fair Value Warrant Liability [Policy Text Block]
Warrant liability

The Company accounts for the 4,200,000 warrants issued in connection with the Public Offering, 4,800,000 warrants issued in connection with the Private Placement, and 200,000 working capital warrants issued upon conversion of a promissory note at the closing of the Merger as a derivative liability. The Company classifies the warrant instrument as a liability at its fair value because the warrants do not meet the criteria for equity treatment under guidance contained in ASC 815-40-15-7D. This liability is subject to re-measurement at each balance sheet date and adjusted at each reporting period until exercised or expired, and any change in fair value is recognized in the Company’s consolidated statement of operations.

Warrant liability

The Company accounts for the 4,200,000 warrants issued in connection with the Public Offering, 4,800,000 warrants issued in connection with the Private Placement, and 200,000 working capital warrants issued upon conversion of a promissory note at the closing of the Merger. In accordance with the guidance contained in ASC 815-40-15-7D whereby under that provision the warrants do not meet the criteria for equity treatment and are recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised  or expired, and any change in fair value is recognized in the Company’s consolidated statement of operations.

The fair value of the warrant liability was determined by the Company using the Binomial Lattice pricing model. This model is dependent upon several variables such as the instrument’s expected term, expected strike price, expected risk-free interest rate over the expected instrument term, the expected dividend yield rate over the expected instrument term and the expected volatility of the Company’s stock price over the expected term. The expected term represents the period of time that the instruments granted are expected to be outstanding. The expected strike price is based upon a weighted average probability analysis of the strike price changes expected during the term as a result of the down round protection. The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected terms of the options at the date of valuation. Expected dividend yield is based on historical trends. The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly-traded companies

The inputs to the model were as follows:

	December 31, 2013	December 20, 2013

Stock Price	$8.55	$10.18
Dividend Yield	N/A	N/A
Risk-free rate	0.78%	0.70%
Expected Term	2.97	3.00
Expected Volatility	44.69	44.71

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance - December 20, 2013	$25,906
Fair value adjustment	(7,626)
Balance - December 31, 2013	$18,280

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company accounts for share-based awards exchanged for employee services at the estimated grant date fair value of the award. At December 31, 2013 and 2012, no share-based awards had been granted to employees.

Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments

The Company records all derivatives on the balance sheet at fair value, regardless of the purpose or intent for holding them. The Company has not designated its derivatives as hedging instruments, therefore, the Company does not designate them as fair value or cash flow hedging instruments. The accounting for changes in fair value of the derivatives is recorded within earnings.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]
Advertising Costs

Advertising costs are expensed as they are incurred and are included in general and administrative expenses. Advertising costs for the years ended December 31, 2013 and 2012 amounted to approximately $383  and $255, respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company’s operations in Colombia are subject to the taxing jurisdiction of the Republic of Colombia. TGI and Tecnoglass Holding are subject to the taxing jurisdiction of the Cayman Islands. All annual tax periods prior to December 2012 are no longer subject to examination by taxing authorities in Colombia.

The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements. The Company records interest and penalties, if any, as a component of income tax expense.

Income Taxes

The Company’s operations in Colombia are subject to the taxing jurisdiction of the Republic of Colombia. TGI and Tecnoglass Holding are subject to the taxing jurisdiction of the Cayman Islands. All periods prior to 2012 are no longer subject to examination by taxing authorities in Colombia.

The Company accounts for income taxes under the asset and liability model (ASC 740 “Income Taxes”) and recognizes deferred tax assets and liabilities for the expected impact of differences between the financial statements and tax bases of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. A valuation allowance is established when management determines that it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements.  The Company records interest and penalties, if any, as a component of income tax expense.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share

The Company utilizes FASB ASC Topic No. 260, Earnings per Share. Basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period, excluding the effects of any potentially dilutive securities. Income per share assuming dilution (diluted earnings per share) would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The calculation of the weighted-average number of ordinary shares includes 20,567,141 recapitalized shares, assumed to be outstanding as of December 31, 2013, and 3,647,529 ordinary shares of Andina Acquisition outstanding at the time of the merger. The computation of basic and diluted income per share for the year ended December 31, 2013 excludes the effect of Unit Purchase Options to purchase 900,000 units (consisting of one warrant and one ordinary share) because their inclusion would be anti-dilutive.

The Company considered the effect of warrants to purchase 9,200,000 ordinary shares in the calculation of diluted income per share, which resulted in 37,208 shares of dilutive securities for the year ended December 31, 2013. This effect had no impact on diluted income per share.

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period, excluding the effects of any potentially dilutive securities. Income per share assuming dilution would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. The calculation of the weighted-average number of ordinary shares includes 20,567,141 recapitalized shares, assumed to be outstanding as of the beginning of each period, and 3,647,529 ordinary shares of Andina Acquisition outstanding at the time of the merger. The computation of basic and diluted income per share for the year ended December 31, 2013 excludes the effect of Unit Purchase Options to purchase 900,000 units (consisting of one warrant and one ordinary share) because their inclusion would be anti-dilutive.

The Company considered the effect of warrants to purchase 9,200,000 ordinary shares in the calculation of diluted income per share, which resulted in 37,208 shares of dilutive securities for the year ended December 31, 2013. This effect had no impact on diluted income per share.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss)

Other comprehensive income (loss) includes all changes in stockholders’ equity during a period from non-owner sources and is reported in the consolidated statement of stockholders’ equity. To date, other comprehensive income (loss) consists of changes in accumulated foreign currency translation adjustments during the years.

Commitments and Contingencies, Policy [Policy Text Block]
Loss Contingencies

The Company recognizes contingent losses that are both probable and estimable. In this context, the Company defines probability as circumstances under which events are likely to occur. In regards to legal costs, the Company records such costs as incurred.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” (ASU 2012-02), allowing entities the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. If the qualitative assessment indicates it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required. Otherwise, no testing is required. ASU 2012-02 is effective for the Company in the period beginning January 1, 2013. The adoption of this update did not have a material impact on the consolidated financial statements but may have an impact in future periods.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). ASU 2013-02 is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. Accordingly, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. The amendments in this ASU supersede the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2013-05 and ASU 2013-12. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company adopted ASU 2013-02 effective January 1, 2013 and the adoption did not have an impact on the Company’s consolidated financial statements but may have an impact in future periods.